Leases - Operating Leases Lessee Maturities (Details) $ in Thousands	Mar. 31, 2026 USD ($)
Lessor, Operating Lease, Payment to be Received, Recognized
2026 (Remaining 9 months)	$ 29,804
2027	17,048
2028	15,392
2029	13,837
2030	8,426
2031 and thereafter	20,956
Total	$ 105,463